Information related to guaranteed securities issued by subsidiaries	6 Months Ended
Jun. 30, 2021
Disclosure Information Related To Guaranteed Securities Issued By Subsidiaries Abstract
Information related to guaranteed securities issued by subsidiaries

33.	Information related to guaranteed securities issued by subsidiaries
33.1.	Petrobras Global Finance B.V. (PGF)

Petróleo Brasileiro S.A. - Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF.